Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax [Abstract]
Schedule of deferred tax liabilities and assets
	December 31,	December 31,
	2017	2016
Deferred tax liabilities	$-	$-
Deferred tax asset
Net operating loss carryforward	5,043,944	4,008,863
Valuation allowance	(5,043,944)	(4,008,863)
Net deferred tax asset	-	-

Schedule of movement of valuation allowance
	December 31, 2017	December 31, 2016
At the beginning of the year	$4,008,863	$2,049,352
Current year addition	823,970	2,159,518
Expired	(61,411)	-
Exchange difference	272,522	(200,007)
At the end of the year	5,043,944	4,008,863

Schedule of reconciliation of income tax expense
	December 31,	December 31,
	2017	2016
Loss before income taxes	$(6,810,454)	$(13,049,031)

Tax loss at statutory tax rate	(1,655,174)	(3,386,822)
Non-deductible items	6,729,255	1,712,857
Non-taxable items	(3,789,956)	(674,189)
Change in valuation allowance	823,970	2,159,518
Tax benefits	(2,108,095)	188,636
Income tax expenses	-	-